Fair Value Measurements and Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	May 03, 2016	Dec. 31, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt, outstanding principal amount	$ 58,978		$ 69,107
Assumed dividend rate	0.00%
Prepayment penalty	4.00%
Senior Term Loan [Member] | Capital Royalty Partners [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt, outstanding principal amount		$ 50,000
Debt maturity date	Mar. 31, 2021
Subordinated Debt [Member] | WCAS Capital Partners IV, L.P. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt, outstanding principal amount		$ 5,000
Debt maturity date	Sep. 08, 2021